CASH AND CASH EQUIVALENTS AND INVESTMENT SECURITIES (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Investments in debt securities (i)	R$ 123.3	R$ 184.5
Non-current assets	123.3	184.5
Financial assets at fair value through profit or loss	1,667.4	1,170.5
Investments in debt securities (i)	14.3	71.5
Current assets	1,681.7	1,242.0
Total	R$ 1,805.0	R$ 1,426.5